Nuveen AA-BBB CLO ETF

SUPPLEMENT DATED SEPTEMBER 24, 2026

TO THE PROSPECTUS DATED NOVEMBER 28, 2025

Himani Trivedi has announced that she will retire from Nuveen on June 30, 2027. She will continue to serve as a portfolio manager of the Nuveen AA-BBB CLO ETF (the “Fund”) until October 31, 2026.

Effective as of September 24, 2026, Stephen Virgilio will be named a portfolio manager of the Fund and Joshua Grumer will continue to serve as portfolio manager for the Fund. Accordingly, the following information supplements the “Portfolio Manager” description under the “Management” section of the Fund’s Summary Prospectus and the “Fund Management—Who Manages the Funds” section of the Fund’s Prospectus.

Stephen Virgilio is a Managing Director, Portfolio Manager and Senior Trader at Nuveen Asset Management, LLC (“NAM”) (portfolio management of taxable fixed income). He joined NAM* in 2007 and has total industry experience since 2001.

* Including tenure at affiliate or predecessor firms, as applicable.

There are no other changes to the Fund’s portfolio management team, and there are no changes to the Fund’s investment objectives, principal investment strategies or principal risks.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

NGN-CLOSP-0926P

Nuveen AA-BBB CLO ETF

SUPPLEMENT DATED SEPTEMBER 24, 2026

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED NOVEMBER 28, 2025

1.

Himani Trivedi has announced that she will retire from Nuveen on June 30, 2027. She will continue to serve as a portfolio manager of the Nuveen AA-BBB CLO ETF (the “Fund”) until October 31, 2026. Joshua Grumer will continue to serve as portfolio manager for the Fund.

2.

Effective as of September 24, 2026, Stephen Virgilio has been named a portfolio manager of the Fund. Accordingly, his name has been added, with respect to the Fund, under the “Service Providers—Portfolio Managers” section of the Fund’s Statement of Additional Information (“SAI”). In addition, the following table, which includes the other accounts managed by Stephen Virgilio as of June 30, 2026, supplements the information set forth under “Other Accounts Managed by the Portfolio Managers” in the same section of the SAI:

Portfolio Manager	Type of Account Managed	Number of Accounts	Assets (millions)	Number of Accounts with Performance- Based Fees	Assets of Accounts with Performance- Based Fees
Stephen Virgilio	Registered Investment Companies	1	$133.82	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

In addition, the following sentence supplements the information set forth under “Beneficial Ownership of Securities by the Portfolio Managers” in the SAI:

As of June 30, 2026, Stephen Virgilio did not beneficially own any shares of the Fund.

PLEASE KEEP THIS WITH YOUR SAI

FOR FUTURE REFERENCE

NGN-CLOSAI-0926P